Revenue - Schedule of Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue [Line Items]
Revenue, total		$ 78,093,405	$ 41,380,440	$ 48,482,015
Revenue from subscriptions [Member]
Schedule of Revenue [Line Items]
Revenue, total		64,991,807	24,557,650	27,061,318
Revenue from advertisement [Member]
Schedule of Revenue [Line Items]
Revenue, total	[1]	11,221,050	9,900,071	12,057,903
Revenue from live events [Member]
Schedule of Revenue [Line Items]
Revenue, total		1,880,548	6,922,719	9,362,794
Revenue [Member]
Schedule of Revenue [Line Items]
Revenue, total		78,093,405	41,380,440	48,482,015
Goods and services transferred at a point in time [Member]
Schedule of Revenue [Line Items]
Revenue, total		13,101,598	16,822,790	21,420,697
Goods and services transferred over time [Member]
Schedule of Revenue [Line Items]
Revenue, total		$ 64,991,807	$ 24,557,650	$ 27,061,318

[1]	Revenue from advertisement for the year ended December 31, 2024, 2023 and 2022 include barter transactions amounting to USD 2,546,572, USD 111,996 and USD 4,270,233 respectively.